    As filed with the Securities and Exchange Commission on February 24, 1999
                                                              File No. 333-62811


                                   ----------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-4

             REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933           / /


                         Pre-Effective Amendment No.                       / /

                       Post-Effective Amendment No. 1                      /X/


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT of 1940                           / /


                              Amendment No. 25                             /X/



                    Penn Mutual Variable Annuity Account III
                           (Exact Name of Registrant)


                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive Offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000


                                Richard F. Plush
                                 Vice President
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                     (Name and Address of Agent for Service)

                                    Copy to:


                                Angela C. Goelzer
                           Morgan, Lewis & Bockius LLP
                               1800 M Street, N.W.
                              Washington, DC 20036

                                      and

                                C. Ronald Rubley
                               1701 Market Street
                             Philadelphia, PA 19103

  It is proposed that this filing will become effective (check appropriate box)

               [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
               [ ] on (date) pursuant to paragraph (b) of Rule 485
               [ ] 60 days after filing pursuant to paragraph (a) of Rule 485
               [X] on May 1, 1999 pursuant to paragraph (a) of Rule 485

                              CROSS REFERENCE SHEET


                                                                                   Location in Statement of
Form N-4 Item Number                        Location in Prospectuses               Additional Information
--------------------                        ------------------------               ----------------------

Item  1.     Cover Page                     Cover Page                             N/A


Item  2.     Definitions                    Glossary                               N/A


Item  3.     Synopsis                       Cover Page; Expenses                   N/A
             or Highlights

Item  4.     Condensed                      N/A                                    N/A
             Financial
             Information

Item  5.     General                        The Penn Mutual Life                   N/A
             Description                    Insurance Company;
             of Registrant,                 The Separate Account
             Depositor and
             Portfolio
             Companies

Item  6.     Deductions                     The Contract - What Charges            N/A
             and Expenses                   Do I Pay?


Item  7.     General                        The Contract                           N/A
             Description
             of Variable
             Annuity
             Contracts


Item  8.     Annuity Period                 The Contract - What Types of           N/A
             Options                        Annuity Payments May I Choose?

Item  9.     Death Benefit                  The Contract - What are the Death      N/A
             On Death                       Benefits Under My Contract?

Item 10.     Purchases and                  The Contract - How Do I Purchase       N/A
             Contract                       a Contract?
             Value                          The Separate Account -
                                            Accumulation Units

Item 11.     Redemptions                    The Contract - May I Withdraw Any      N/A
                                            of My Money?

Item 12.     Taxes                          Federal Income Tax                     N/A
                                            Considerations

Item 13.     Legal                          N/A                                    N/A
             Proceedings

                              CROSS REFERENCE SHEET

                                                                                   Location in Statement of
Form N-4 Item Number                        Location in Prospectuses               Additional Information
--------------------                        ------------------------               ----------------------


Item 14.     Table of                       Statement of Additional                N/A
             Contents of                    Information Contents
             Statement of
             Additional
             Information


Item 15.     Cover Page                     N/A                                    Cover Page

Item 16.     Table of                       N/A                                    Cover Page
             Contents

Item 17.     General                        N/A                                    N/A
             Information
             and History

Item 18.     Services                       N/A                                    Administrative and
                                                                                   Recordkeeping
                                                                                   Services; Custodian;
                                                                                   Independent Auditors


Item 19.     Purchase of                    The Contract - How Do I Purchase       Distribution of
             Securities                     a Contract?                            Contracts
             Being Offered                  The Contract - May I Transfer
             and Expenses                   Money Among Subaccounts and
                                            the Fixed Interest Accounts?
                                            The Contract - What Charges Do
                                            I Pay?


Item 20.     Underwriters                   N/A                                    Distribution of
                                                                                   Contracts

Item 21.     Calculation of                 N/A                                    Performance Data
             Performance
             Data

Item 22.     Annuity                        N/A                                    Variable Annuity
             Payments                                                              Payments

Item 23.     Financial                      N/A                                    Financial Statements
             Statements

                                     PART A


                      Information Required in a Prospectus

PROSPECTUS  -- MAY 1, 1999
Individual Variable and Fixed Annuity Contract -- Flexible Purchase Payments
--------------------------------------------------------------------------------


                                                                            LOGO



PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 O  TELEPHONE (215) 956-8000
--------------------------------------------------------------------------------

This Prospectus describes a combination fixed and variable annuity contract ("Contract") offered by the Penn Mutual Life Insurance Company ("Penn Mutual"). Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. You direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account"). You also may direct us to invest in one or more of our Fixed Interest Accounts.


-------------------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.                                          MANAGER
         Growth Equity Fund                                      Independence Capital Management, Inc.
         Value Equity Fund                                       OpCap Advisors
         Small Capitalization Fund                               OpCap Advisors
         Emerging Growth Fund                                    RS Investment Management, Inc.
         Flexibly Managed Fund                                   T. Rowe Price Associates, Inc.
         International Equity Fund                               Vontobel USA, Inc.
         Quality Bond Fund                                       Independence Capital Management, Inc.
         High Yield Bond Fund                                    T. Rowe Price Associates, Inc.
         Money Market Fund                                       Independence Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST                     MANAGER
         Balanced Portfolio                                      Neuberger & Berman Management Incorporated
         Limited Maturity Bond Portfolio                         Neuberger & Berman Management Incorporated
         Partners Fund Portfolio                                 Neuberger & Berman Management Incorporated
-------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND           MANAGER
         Equity-Income Portfolio                                 Fidelity Management and Research Company
         Growth Portfolio                                        Fidelity Management and Research Company
-------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND           MANAGER
         Asset Manager Portfolio                                 Fidelity Management and Research Company
         Index 500 Portfolio                                     Fidelity Management and Research Company
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.                 MANAGER
         Emerging Markets Equity (International) Portfolio       Morgan Stanley Dean Witter Asset Management Inc.
-------------------------------------------------------------------------------------------------------------------

A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

The Contract

o is variable, which means that your Contract Value and the future payments that we make to you will vary with the investment performance of the Funds you select.

o is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out.

o allows you to choose to receive your annuity payments over different periods of time.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE OF UP TO 7% ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

YOU MAY RETURN THE CONTRACT WITHIN TEN DAYS FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES.

You may obtain a Statement of Additional Information from us free of charge by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call us at (215) 956-8000. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

--------------------------------------------------------------------------------
PROSPECTUS CONTENTS
--------------------------------------------------------------------------------
GLOSSARY........................................................................
--------------------------------------------------------------------------------
EXPENSES........................................................................
--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES...................................................
--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY..........................................
--------------------------------------------------------------------------------
YEAR 2000
--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT............................................................
         Accumulation Units.....................................................
         Voting Instructions....................................................
         Investment Options in the Separate Account.............................
                  Penn Series Funds, Inc. ......................................
                  Neuberger & Berman Advisers Management Trust..................
                  Fidelity Investments' Variable Insurance Products Fund........
                  Fidelity Investments' Variable Insurance Products Fund II.....
                  Morgan Stanley Dean Witter Universal Funds, Inc. .............
--------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
         How Do I Purchase a Contract?..........................................
         What Types of Annuity Payments May I Choose?...........................
                  Variable Annuity Payments ....................................
                  Fixed Annuity Payments  ......................................
                  Other Information ............................................
         What Are the Death Benefits Under My Contract?.........................
                  Enhanced Guaranteed Minimum Death Benefit ....................
                  Choosing a Lump Sum or Annuity ...............................
         May I Transfer Money Among Subaccounts and the Fixed Interest Accounts?
                  Prior to the Annuity Date  ...................................
                  After the Annuity Date   .....................................
                  Dollar Cost Averaging.........................................
                  Automatic Rebalancing.........................................
         May I Withdraw Any of My Money?........................................
                  Prior to the Annuity  Date ...................................
                  After the Annuity Date .......................................
                  Systematic Withdrawals........................................
                  403(b) Withdrawals............................................
         Deferment of Payments and Transfers....................................
         What Charges Do I Pay?.................................................
                  Administration Charges........................................
                  Mortality and Expense Risk Charge.............................
                  Contingent Deferred Sales Charge..............................
                  Free Withdrawals..............................................
                  Enhanced Variable Account Death Benefit ......................
                  Premium Taxes.................................................
         Performance Information................................................
--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS..............................
         General Information....................................................
         Loans Under Section 403(b) Contracts...................................
--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS...............................................
         Withdrawals and Death Benefits.........................................
         Annuity Payments.......................................................
         Early Withdrawals......................................................
         Transfers..............................................................
         Separate Account Diversification.......................................

         Qualified Plans........................................................
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS............................................................
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS....................................

--------------------------------------------------------------------------------
GLOSSARY

         ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.
         ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date. ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.
         ANNUITANT: The person during whose life annuity payments are made. ANNUITY DATE: The date on which annuity payments start.
         ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.
         ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.
         BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.
         CONTRACT: The combination variable and fixed annuity contract described in this Prospectus.
         CONTRACT OWNER: The person named in the Contract as the Contract Owner. CONTRACT VALUE: The sum of the Variable Account Value and the Fixed Interest Account Value.
         FIXED INTEREST ACCOUNT VALUE: The value of amounts held under the Contract in all Fixed Interest Accounts.
         SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company, that is registered as a unit investment trust under the Investment Company Act of 1940. VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.
         VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.
         WE OR US: "we" or "us" means The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.
         YOU: "you" means the Contract Owner or prospective Contract Owner.

--------------------------------------------------------------------------------
EXPENSES

-------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments....................................................................... None
Maximum Contingent Deferred Sales Charge..........................................7% of purchase payments withdrawn(a)
Transfer Fee...................................................................................................None
MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE...................................................................$40(b)
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge.............................................................................1.20%
Contract Administration Charge................................................................................0.15%
                                                                                                              ----
Total Separate Account Annual Expenses........................................................................1.35%(c)

----------
(A) YOU DO NOT PAY THIS CHARGE IF YOU WAIT SEVEN YEARS BEFORE WITHDRAWING A PURCHASE PAYMENT.
(B) YOU PAY $40 OR 2% OF THE VARIABLE ACCOUNT VALUE, WHICHEVER IS LESS. YOU DO NOT PAY THIS CHARGE IF YOUR VARIABLE ACCOUNT VALUE IS MORE THAN $100,000.
(C) YOU MAY PURCHASE AN ENHANCED GUARANTEED MINIMUM DEATH BENEFIT RIDER WITH YOUR CONTRACT. THE CURRENT ANNUAL CHARGE FOR THIS RIDER IS 0.20% OF THE VARIABLE ACCOUNT VALUE, AND WILL NEVER BE MORE THAN 0.25%. SEE WHAT CHARGES DO I PAY? IN THIS PROSPECTUS.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC. (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)



                                                  MANAGEMENT                                TOTAL
                                                 FEES (AFTER            OTHER                FUND
                                                   WAIVER)            EXPENSES             EXPENSES
                                                 -----------          --------             --------
Growth Equity...............................
Value Equity................................
Small Capitalization .......................
Emerging Growth  ...........................
Flexibly Managed............................
International Equity........................
Quality Bond................................
High Yield Bond.............................
Money Market................................

------------
(A) THESE EXPENSES ARE FOR THE LAST FISCAL YEAR. THE TOTAL EXPENSES OF THE EMERGING GROWTH FUND WOULD HAVE BEEN __%. IF THE INVESTMENT ADVISER AND ADMINISTRATOR OF THAT FUND HAD NOT WAIVED PART OF THEIR FEES.

--------------------------------------------------------------------------------
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                      MANAGEMENT,
                                                                     ADVISORY AND
                                                                    ADMINISTRATION       OTHER        TOTAL FUND
                                                                         FEES           EXPENSES       EXPENSES
                                                                    --------------      --------      ----------
Limited Maturity Bond..............................................
Balanced...........................................................
Partners Fund......................................................

-------------
(A) NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST (THE "TRUST") IS DIVIDED INTO PORTFOLIOS ("PORTFOLIOS"). EACH PORTFOLIO INVESTS IN A CORRESPONDING SERIES ("SERIES") OF THE TRUST. THIS TABLE SHOWS THE CURRENT EXPENSES PAID BY EACH PORTFOLIO AND THE PORTFOLIO'S SHARE OF THE CURRENT EXPENSES OF ITS SERIES. SEE "EXPENSES" IN THE TRUST'S PROSPECTUS.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (A) UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                   MANAGEMENT          OTHER          TOTAL FUND
                                                                       FEE            EXPENSES         EXPENSES
                                                                   ----------         --------        ----------
Equity-Income..............................................
Growth.....................................................

-----------
(A) THESE EXPENSES ARE FOR THE LAST FISCAL YEAR. SOME OF THE BROKERAGE COMMISSIONS PAID BY THE FUND REDUCED THE EXPENSES SHOWN IN THIS TABLE. WITHOUT THIS REDUCTION, TOTAL EXPENSES WOULD HAVE BEEN __% FOR THE EQUITY INCOME PORTFOLIO AND __% FOR THE GROWTH PORTFOLIO.


--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                   MANAGEMENT
                                                                   FEE (AFTER            OTHER           TOTAL FUND
                                                                     WAIVER)            EXPENSES          EXPENSES
                                                                   ----------           --------         ----------
Asset Manager (a)............................................
Index 500 (b)................................................

--------------
(A) THE EXPENSES PRESENTED ARE FOR THE LAST FISCAL YEAR. SOME OF THE BROKERAGE COMMISSIONS PAID BY THE FUND REDUCED THE EXPENSES SHOWN IN THIS TABLE. WITHOUT THIS REDUCTION, TOTAL EXPENSES WOULD HAVE BEEN __% FOR THE ASSET MANAGER PORTFOLIO.

(B) THESE EXPENSES ARE FOR THE LAST FISCAL YEAR. IF THE FUND'S INVESTMENT ADVISER HAD NOT VOLUNTARILY WAIVED PART OF ITS FEE, TOTAL EXPENSES WOULD HAVE BEEN __% FOR THE INDEX 500 PORTFOLIO.


--------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                  MANAGEMENT           OTHER           TOTAL FUND
                                                                     FEE              EXPENSES          EXPENSES
                                                                  ----------          --------         ----------
Emerging Markets Equity (International)......................


--------------------------------------------------------------------------------

         Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger & Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Dean Witter Universal Funds, Inc. for additional information on Fund expenses.

         You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.

--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

The following examples show the total expenses that you would pay on each $1,000 invested.

         You would pay the following expenses on a $1,000 investment (assuming a 5% annual return) if you surrender your Contract after the number of years shown:


                                                                         ONE       THREE       FIVE        TEN
                                                                        YEAR       YEARS      YEARS       YEARS
                                                                        ----       -----      -----       -----
Penn Series Growth Equity Fund.......................................
Penn Series Value Equity Fund........................................
Penn Series Small Capitalization Fund................................
Penn Series Emerging Growth Fund.....................................
Penn Series Flexibly Managed Fund....................................
Penn Series International Equity Fund................................
Penn Series Quality Bond Fund........................................
Penn Series High Yield Bond Fund.....................................
Penn Series Money Market Fund........................................
Neuberger & Berman Limited Maturity Bond Portfolio...................
Neuberger & Berman Balanced Portfolio................................
Neuberger & Berman Partners Fund Portfolio...........................
Fidelity's Equity Income Portfolio...................................
Fidelity's Growth Portfolio..........................................
Fidelity's Asset Manager Portfolio...................................
Fidelity's Index 500 ................................................
Morgan Stanley Dean Witter Emerging Markets Equity (International)
Portfolio............................................................

         You would pay the following expenses by the end of the year shown (assuming a 5% annual return on investments) if you do not surrender your Contract or if you annuitize your Contract:

                                                                         ONE       THREE        FIVE        TEN
                                                                        YEAR       YEARS       YEARS       YEARS
                                                                        ----       -----       -----       -----
Penn Series Growth Equity Fund.......................................
Penn Series Value Equity Fund........................................
Penn Series Small Capitalization Fund................................
Penn Series Emerging Growth Fund.....................................
Penn Series Flexibly Managed Fund....................................
Penn Series International Equity Fund................................
Penn Series Quality Bond Fund........................................
Penn Series High Yield Bond Fund.....................................
Penn Series Money Market Fund........................................
Neuberger & Berman Limited Maturity Bond Portfolio...................
Neuberger & Berman Balanced Portfolio................................
Neuberger & Berman Partners Fund Portfolio...........................
Fidelity's Equity Income Portfolio...................................

                                                                         ONE       THREE        FIVE        TEN
                                                                        YEAR       YEARS       YEARS       YEARS
                                                                        ----       -----       -----       -----
Fidelity's Growth Portfolio..........................................
Fidelity's Asset Manager Portfolio...................................
Fidelity's Index 500.................................................
Morgan Stanley Dean Witter Emerging Markets Equity (International)
Portfolio............................................................

---------------------

         The examples are based upon Fund data for the fiscal year ended December 31, 1998.

         THESE ARE ONLY EXAMPLES. YOUR EXPENSES MAY BE MORE OR LESS THAN WHAT IS SHOWN.

================================================================================
THE PENN MUTUAL LIFE INSURANCE COMPANY

THE PENN MUTUAL LIFE INSURANCE COMPANY. Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Independence Square, Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

================================================================================
YEAR 2000

         Our services for the Separate Account depend on the smooth functioning of our computer systems. Many computer systems in use today cannot recognize the Year 2000, and may return to 1900 or some other date after December 31, 1999. This could cause problems in the handling of securities trades, pricing and account services. We are working on necessary changes to our systems to prepare for the Year 2000 and expect that our systems will be adapted before that date. We cannot, however, assure you that we will be successful. In addition, the interaction of our computers with other non-complying computer systems could cause problems.

         Penn Mutual and the mutual funds that serve as investment options for the Separate Account have relationships with investment advisers, broker-dealers, transfer agents, custodians, and other service providers that are not affiliated with Penn Mutual. Penn Mutual is contacting these vendors and service providers to obtain assurances that such service providers have taken appropriate measures to address the Year 2000 problem. If these parties do not prepare in a timely manner, it could cause problems for the Separate Account.

         The foregoing statements are designated Year 2000 Readiness Disclosure within the meaning of The Year 2000 Information and Readiness Disclosure Act (P.L. 105-271, S. 2392).

================================================================================
THE SEPARATE ACCOUNT

         Penn Mutual established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

         o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

         o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

--------------------------------------------------------------------------------
ACCUMULATION UNITS

         Your assets in the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units on each day the New York Stock Exchange is open. When you invest in or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive your purchase payment or transfer request at our administrative office. In the case of the your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

         The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.20% and contract administration charge at an annual rate of 0.15% assessed against the subaccount.

--------------------------------------------------------------------------------
VOTING INSTRUCTIONS

         You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

         If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing the your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

The Separate Account currently has subaccounts that invest in the following
Funds:

PENN SERIES FUNDS, INC.:

         GROWTH EQUITY FUND -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies;

         VALUE EQUITY FUND -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued considering such factors as assets, earnings, growth potential and cash flows;

         SMALL CAPITALIZATION FUND -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1 billion;

         EMERGING GROWTH FUND -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects;

         FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions;

         INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries;

         QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities;

         HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities (see accompanying Penn Series prospectuses);

         MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

         Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds. OpCap Advisors, New York, New York, is investment sub-adviser to the Value Equity and Small Capitalization Funds. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Vontobel USA, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:

         LIMITED MATURITY BOND PORTFOLIO -- seeks highest current income consistent with low risk to principal and liquidity, primarily by investing in a diversified portfolio of limited maturity debt securities. A secondary objective is capital appreciation.

         BALANCED PORTFOLIO -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

         PARTNERS FUND PORTFOLIO -- seeks capital growth by investing primarily in common stocks of established companies, using the value oriented investment approach. Neuberger & Berman reserves the right to make changes in the investment objective, but will notify shareholders thirty days in advance of any proposed material change.

         Neuberger & Berman Management Incorporated, New York, New York, is investment adviser to the Limited Maturity Bond Portfolio, the Balanced Portfolio and the Partners Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

         EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

         ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

         INDEX 500 PORTFOLIO -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio and the Index 500 Portfolio.

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:

         EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

         Morgan Stanley Dean Witter Asset Management Inc., New York, New York, is investment adviser to the Emerging Markets Equity (International) Portfolio.

         SHARES OF PENN SERIES ARE SOLD TO OTHER VARIABLE LIFE AND VARIABLE ANNUITY SEPARATE ACCOUNTS OF PENN MUTUAL AND ITS SUBSIDIARY, THE PENN INSURANCE AND ANNUITY COMPANY. SHARES OF NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II AND MORGAN STANLEY UNIVERSAL FUNDS, INC. ARE OFFERED NOT ONLY TO VARIABLE ANNUITY AND VARIABLE LIFE SEPARATE ACCOUNTS OF PENN MUTUAL, BUT ALSO TO SUCH ACCOUNTS OF OTHER INSURANCE COMPANIES UNAFFILIATED WITH PENN MUTUAL AND, IN THE CASE OF NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST AND MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC., DIRECTLY TO QUALIFIED PENSION AND RETIREMENT PLANS. FOR MORE INFORMATION ON THE POSSIBLE CONFLICTS INVOLVED WHEN THE SEPARATE ACCOUNT INVESTS IN FUNDS OFFERED TO OTHER SEPARATE AAOUNTS, SEE THE FUND PROSPECTUSES.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

================================================================================
THE FIXED INTEREST ACCOUNTS

         Interests in the Company's general account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. The general account and any interests held in the general account are not subject to the provisions of these Acts. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Accounts. Disclosure regarding the Fixed Interest Accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.


================================================================================
THE CONTRACT

A combination variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in:

         o the Separate Account, through which you may invest in one or more of the available Funds of Penn Series Funds, Inc., Neuberger & Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and

                  Morgan Stanley Dean Witter Universal Funds, Inc. See THE SEPARATE ACCOUNT in this Prospectus.

         o one or more Fixed Interest Accounts. The Fixed Interest Accounts are guaranteed and funded by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

You decide, within Contract limits,

         o        how often you make a purchase payment and how much you invest;

         o the Funds and/or Fixed Interest Accounts in which your purchase payments are invested;

         o whether or not to transfer money among the available Funds and Fixed Interest Accounts;

         o        the type of annuity that we pay and who receives it,

         o the Beneficiary or Beneficiaries to whom we pay death benefits: and

         o        the amount and frequency of withdrawals from the Contract
                  Value.

Your Contract has

         o an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

         o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

         We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

         The Contract is available to individuals and institutions. The Contracts also may be issued as individual retirement annuities under section 408(b) of the Internal Revenue Code (the "Code") in connection with IRA rollovers and as tax-deferred annuities under Section 403(b) of the Code (often referred to as qualified Contracts).

         You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (215) 956-8000.


--------------------------------------------------------------------------------
HOW DO I PURCHASE A CONTRACT?

         To purchase a Contract, send us a completed application, together with a check for your first purchase payment, to our administrative office. This also is the address to send all subsequent purchase payments. We usually accept an application to purchase a Contract within two business days after we receive it. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

         The minimum purchase payment that we will accept is $5,000, although we may decide to accept lower amounts. We will accept total purchase payments under your Contract of up to $1 million. You must obtain our prior approval to make total purchase payments in excess of $1 million.

         The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual.

--------------------------------------------------------------------------------
WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

         You may choose: (1) an annuity for a set number of years, (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) any other form of annuity that we may agree upon. You may choose a variable annuity (except for a set number of years), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant. Currently, during the Annuity Payout Period, your variable annuity may not be allocated to more than four subaccounts.

         VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

         When you purchase a variable annuity, you will pick an assumed interest rate of 3% or 5%. If the annual net investment return during the annuity payout period is greater than the rate chosen, your annuity payments will increase. If the annual net investment return is less, your payments will decrease. Choosing a higher assumed interest rate would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. Choosing a lower assumed interest rate would have the opposite effect.

         During the Variable Annuity Payout Period, you (or your Beneficiary in the event of death) may transfer your Annuity Unit Values among four subaccounts of the Separate Account that you choose on the Annuity Date.
You may not select other subaccounts after the Annuity Date.

         FIXED ANNUITY PAYMENTS. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

         OTHER INFORMATION. Unless you tell us otherwise:

         o you will receive a life annuity with payments guaranteed for 10 years. Tax deferred annuities under Section 403(b) of the Code will receive a joint and survivor annuity.

         o the annuity will be split between fixed and variable in the same proportions as your Contract Value on the Annuity Date, except if your Contract Value is allocated to more than four subaccounts, the variable portion will be allocated to the Money Market Subaccount until you give us instructions to allocate to not more than four subaccounts.

         o your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 95th birthday or
                  (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month.

You may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000, we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

         You may designate a Beneficiary in your application. You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

         If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our administrative office receives proof of death and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.

         If the Annuitant dies before the Annuity Date, we will pay a death benefit equal to the sum of the Variable Account death benefit and the Fixed Interest Account death benefit as of the date we receive proof of death and other information required to process the payment. The Variable Account death benefit is the greater of (1) the Variable Account Value or (2) all purchase payments allocated and transfers made to the Variable Account, less withdrawals and amounts transferred out. The Fixed Interest Account death benefit is the Fixed Interest Account Value.

         We generally pay the death benefit within seven days after we receive proof of death and all required information.

         ENHANCED GUARANTEED MINIMUM DEATH BENEFIT. If the Annuitant is 75 years of age or less, you may purchase an enhanced guaranteed minimum death benefit as part of your Contract. The enhanced guaranteed minimum death benefit is paid in place of the Variable Account death benefit, if it is greater, and if the Annuitant dies before the Annuity Date and before age 90. We offer two different enhanced guaranteed minimum death benefits. You may purchase either, but only at the time you purchase your Contract.

         The guaranteed minimum death benefit - step-up: This is the highest Variable Account Value on the current or prior Contract Anniversary dates, adjusted as follows. The death benefit on an anniversary date will be adjusted upward by the amount of any purchase payments allocated and transfers made to the Variable Account after the anniversary date, and before the next anniversary date, and adjusted downward by an amount that is in the same proportion that the Variable Account Value was decreased by transfers and withdrawals (including any deferred sales charge) after the anniversary date and before the next anniversary date.

         The guaranteed minimum death benefit - rising floor: This is the sum of all purchase payments allocated and transfers made to the Variable Account minus a reduction (as described below) for any withdrawals or transfers made from the Variable Account, plus interest at 5%, calculated as follows. Interest is reflected up to the date the guaranteed death benefit is paid, or the date the Annuitant turns 80 years of age, if earlier. If a withdrawal or transfer is made from the Variable Account prior to death, the guaranteed minimum death benefit will be reduced by an amount that is in the same proportion that the amount withdrawn or transferred from the Variable Account (including any contingent deferred sales charge) was to the Variable Account Value on the date of the withdrawal or transfer.

         The enhanced guaranteed minimum death benefit will terminate if you withdraw or transfer the full Variable Account Value from your Contract. For information on the cost of the enhanced guaranteed minimum death benefits, see WHAT CHARGES DO I PAY? In this Prospectus.

         CHOOSING A LUMP SUM OR ANNUITY. Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity.

         o The Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.

         o If the Beneficiary chooses a lump sum, he or she may ask us to postpone payment of the lump sum for up to five years (until paid out, the death benefit will be allocated to subaccounts of the Separate Account and/or Fixed Interest Accounts as directed by the Beneficiary).

         o If the Beneficiary chooses an annuity, we will begin annuity payments no later than one year from the date of death. Payments will be made over the Beneficiary's life or over a period not longer than the Beneficiary's life expectancy.

         o If an election is not made within one year of the date of death of the Contract Owner or within 60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.

         If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit. If there is more than one surviving Beneficiary, they must choose their portion of the death benefit in accordance with the above options. If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of annuity.

         For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
MAY I TRANSFER MONEY AMONG SUBACCOUNTS AND THE FIXED INTEREST ACCOUNTS?

         PRIOR TO THE ANNUITY DATE. You may transfer amounts from one subaccount of the Separate Account to another subaccount of the Separate Account. Within Contract limits, you also may transfer from the subaccounts of the Separate Account to the One Year Fixed Interest Account. You may not transfer amounts from the subaccounts of the Separate Account to the Six Month Fixed Interest Account. You may transfer from the One Year Fixed Interest Account to the Variable Account only at the completion of the interest period or within 25 days thereafter. You may transfer from the Six Month Fixed Interest Account to the Variable Account as described under "Dollar Cost Averaging" below or 100% at any time.

         AFTER THE ANNUITY DATE. You may transfer amounts from one subaccount of the Separate Account to another. Transfers are limited to the four subaccounts selected at the time of annuitization. Upon your death or the death of the Annuitant, a Beneficiary who is receiving annuity payments may transfer amounts among the subaccounts of the Separate Account.

         o Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office.

         o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount or Fixed Interest Account. In the case of partial transfers, the amount remaining in the subaccount or Fixed Interest Account must be at least $250.

         o A transfer request must be received at our administrative office and all other administrative requirements for transfer must be met to make the transfer. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

         DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. You can have a fixed percentage of your purchase payments transferred monthly or quarterly from one account to other accounts to achieve dollar cost averaging. These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the Six Month Fixed Interest Account. You may do this for up to 60 months with a maximum of 6 months for the Six Month Fixed Interest Account, or until you tell us to change or cancel the dollar cost averaging. If you stop dollar cost averaging during a six month period, any money left in the Six Month Fixed Interest Account will be transferred into the One Year Fixed Interest Account. If you stop dollar cost averaging at the end of a six month period, you may ask us to transfer money left in the Six Month Fixed Interest Account to the One Year Fixed Interest Account.

         AUTOMATIC REBALANCING. Automatic Rebalancing is a way to transfer money from those subaccounts that have increased in value to those subaccounts that have decreased in value. Over time, this may help you to sell high and buy low, although there can be no assurance of this. If you have a Contract Value of at least $10,000 you may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.

          Dollar cost averaging and automatic rebalancing may not be in effect at the same time.

--------------------------------------------------------------------------------
MAY I WITHDRAW ANY OF MY MONEY?

         Prior to the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined on the day we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our administrative office. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS

         o The minimum withdrawal is $500. If it is your first withdrawal in a Contract Year, the minimum withdrawal is the Free Withdrawal Amount if less than $500. The Free Withdrawal Amount is equal to 15% of the purchase payments as of the date of the request.

         o You may make a partial withdrawal only if the amount remaining in the contract is at least $5,000 and the balance remaining in each subaccount or a fixed interest account is at least $250.

         o If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

         SYSTEMATIC WITHDRAWALS. If your Contract Value is at least $25,000 and you have not made a Free Withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed your Free Withdrawal Amount, and the minimum amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See FREE WITHDRAWALS below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

         403(B) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS

         We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

--------------------------------------------------------------------------------
WHAT CHARGES DO I PAY?

ADMINISTRATION CHARGES:

These charges reimburse us for administering the Contract and the Separate Account.

         o We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $40 or 2% of your Variable Account Value. You will not pay this charge if your Variable Account Value is more than $100,000. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

         o We deduct from the net asset value of the Separate Account a daily administration charge that will not exceed an effective annual rate of 0.15%.

MORTALITY AND EXPENSE RISK CHARGE:

          We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that will not exceed an effective annual rate of 1.20%. This charge compensates us for the mortality-related guarantees we make under the Contract (E.G., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is paid during both the accumulation and variable annuity pay-out phases of the Contract.

CONTINGENT DEFERRED SALES CHARGE:

          This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of the Company, which may include proceeds from the mortality and expense risk charge.

         You pay this charge only if you withdraw a purchase payment within seven years of the effective date of payment. The following table shows the schedule of the contingent deferred sales charge that will be applied to withdrawal of a purchase payment, after allowing for the free withdrawals which are described in the next subsection. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

         NUMBER OF FULL CONTRACT
         YEARS SINCE PURCHASE PAYMENT                 APPLICABLE CHARGE
-------------------------------------------------------------------------------
                  0                                           7%
-------------------------------------------------------------------------------
                  1                                           7%
-------------------------------------------------------------------------------
                  2                                           6%
-------------------------------------------------------------------------------
                  3                                           5%
-------------------------------------------------------------------------------
                  4                                           4%
-------------------------------------------------------------------------------
                  5                                           3%
-------------------------------------------------------------------------------
                  6                                          1.5%
-------------------------------------------------------------------------------
                  7+                                          0%
-------------------------------------------------------------------------------

         The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not unfairly discriminate against any Contract Owner.

FREE WITHDRAWALS:

         SEVEN-YEAR-OLD PURCHASE PAYMENTS. You may withdraw any purchase payment that was made more than 7 years before the withdrawal without incurring a contingent deferred sales charge.

         ANNUAL WITHDRAWALS OF 15% OF PURCHASE PAYMENTS. On the last day of the first contract year and once each contract year thereafter, you may withdraw, without incurring a contingent deferred sales charge, up to 15% of total purchase payments as of the date of the request. You may take a free withdrawal on a single sum basis or systematically, but not both. The free withdrawal amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the free withdrawal limit in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis. This free withdrawal applies only to the first withdrawal request made in a contract year and the amount is not cumulative from year to year.

         MEDICALLY RELATED WITHDRAWAL. Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states.

         DISABILITY RELATED WITHDRAWAL. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

         OTHER WITHDRAWALS. There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Code.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (OPTIONAL):

         If you purchase an Enhanced Guaranteed Minimum Death Benefit as part of your Contract, we will deduct a guaranteed minimum death benefit charge from the Variable Account Value. The charge is currently 0.20% of the average annual Variable Account Value, but may be raised to a maximum rate of 0.25% at the discretion of Penn Mutual. The charge will be made on each Contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.

PREMIUM TAXES:

         Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 31/2%.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

         We may advertise total return performance and annual changes in accumulation unit values. We may also provide information on "yields" and "effective yields" on investments in the Money Market Fund subaccount.

         Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the underlying fund portfolio has been in existence. Such figures are based on the hypothetical assumption that the Separate Account invested in the underlying portfolios from the date those portfolios were first available to other insurance company separate accounts. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We also may show average annual rates of total return, assuming other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

         The "yield" on an investment in the Money Market Fund subaccount refers to the income generated by the investment over a 7-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

================================================================================
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

GENERAL INFORMATION

         You may allocate or transfer money to our One Year Fixed Interest Account. The interest rate that you earn on money in this account is set at the time you invest and will not vary during the one year period. The rate will never be less than 3%.

         If you participate in our dollar cost averaging program, you may allocate money to our Six Month Fixed Interest Account. The interest rate that you earn is set at the time that you invest and will not vary during the six month period. The rate will never be less than 3%. If you stop dollar cost averaging before your money has been in this account six months, your money will be transferred to the One Year Fixed Interest Account unless you specify a different investment option.

         You may transfer money in the Fixed Interest Accounts to subaccounts of the Separate Account, subject to the fixed interest account provisions of your Contract. If you do not withdraw or reallocate money in the One Year Fixed Interest Account within 25 days after the end of an interest period, we will treat it as a new allocation to the One Year Fixed Interest Account. In accordance with state law, we may defer a withdrawal or transfer from the fixed interest accounts for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.

--------------------------------------------------------------------------------
LOANS UNDER SECTION 403(B) CONTRACTS

         If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

         When you borrow, an amount equal to your loan will be transferred, as collateral, from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 1 1/2 percentage points less than the rate of interest that we charge you on the loan. The lowest possible interest that you could earn on your Restricted Account assets is 2 1/2 percentage points less than the rate charged on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.

         Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market subaccount. You may then transfer amounts from the Money Market subaccount to the other investment options offered under the Contract.

         If you are in default, we will report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

         Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.


--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

         The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

         You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

         WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either 37 1/2 years younger than you or your grandchild, you may obtain Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

         In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

         ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

         Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

         EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on

         o early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

         o        withdrawals made on or after age 59 1/2;

         o        on distributions made after death;

         o        withdrawals attributable to total and permanent disability.

         TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.

         SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger & Berman Advisers Management Trust, Variable Insurance Products Fund, Variable Insurance Products Fund II, and Morgan Stanley Universal Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

         The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

         QUALIFIED PLANS. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include rollover individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs) and certain tax deferred annuities qualified under Section 403(b) of the Code. Qualified Contracts have special provisions in order to be treated as qualified under the Code.

         For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

         Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

         Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

         This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

         The consolidated financial statements of The Penn Mutual Life Insurance Company at December 31, 1998, and for the year then ended appear in the Statement of Additional Information. The consolidated financial statements of Penn Mutual should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Contracts.

         New subaccounts of the Separate Account have been established under the Contracts. No amounts were allocated to the subaccounts as of December 31, 1998. There are, therefore, no financial statements for the subaccounts at this time.

================================================================================
STATEMENT OF ADDITIONAL INFORMATION CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS.....................................................B-
         First Variable Annuity Payments......................................B-
         Subsequent Variable Annuity Payments.................................B-
         Annuity Units........................................................B-
         Value of Annuity Units...............................................B-
         Net Investment Factor................................................B-
         Assumed Interest Rate................................................B-
         Valuation Period.....................................................B-

--------------------------------------------------------------------------------
PERFORMANCE DATA..............................................................B-
         Average Annual Total Return..........................................B-
         Yields (Money Market Fund)...........................................B-

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES.....................................B-

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS.....................................................B-

--------------------------------------------------------------------------------
CUSTODIAN.....................................................................B-

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS..........................................................B-

--------------------------------------------------------------------------------
LEGAL MATTERS.................................................................B-

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS..........................................................B-

--------------------------------------------------------------------------------

                                     PART B


                       Information Required in a Statement

                            of Additional Information

STATEMENT OF ADDITIONAL INFORMATION -- MAY 1 , 1999
--------------------------------------------------------------------------------
                                                                            LOGO




PENN MUTUAL VARIABLE ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 O TELEPHONE (215) 956-8000
--------------------------------------------------------------------------------
This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus for the Pennant Select Contract, dated May 1, 1999. The Contract is funded through Penn Mutual Variable Account III (referred to as the "Separate Account"). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (the "Company"), Customer Service Group, Philadelphia, PA 19172. Or you may call (215) 956-8000. Terms used in this statement of additional information have the same meaning as the Prospectus.
--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS.....................................................B-
         First Variable Annuity Payments......................................B-
         Subsequent Variable Annuity Payments.................................B-
         Annuity Units........................................................B-
         Value of Annuity Units...............................................B-
         Net Investment Factor................................................B-
         Assumed Interest Rate................................................B-
         Valuation Period.....................................................B-
--------------------------------------------------------------------------------
PERFORMANCE DATA..............................................................B-
         Average Annual Total Return..........................................B-
         Yields (Money Market Fund)...........................................B-
--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES.....................................B-

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS.....................................................B-

--------------------------------------------------------------------------------
CUSTODIAN.....................................................................B-

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS..........................................................B-

--------------------------------------------------------------------------------
LEGAL MATTERS.................................................................B-

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS..........................................................B-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS

--------------------------------------------------------------------------------
FIRST VARIABLE ANNUITY PAYMENT

         When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant's age at the Annuity Date. The annuity tables are based on the Annuity 2000 Basic Table with interest rates at 3% or 5%.

--------------------------------------------------------------------------------
SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

--------------------------------------------------------------------------------
ANNUITY UNITS

         For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

--------------------------------------------------------------------------------
VALUE OF ANNUITY UNITS

         The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. THE RESULT IS THEN MULTIPLIED BY A FACTOR TO NEUTRALIZE AN ASSUMED INTEREST RATE OF 3% OR 5%, AS APPLICABLE, BUILT INTO THE ANNUITY TABLES.

--------------------------------------------------------------------------------
NET INVESTMENT FACTOR

         For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (A) IS:

         The net asset value per share of the mutual fund held in the sub-account, as of the end of the valuation period


         PLUS


         The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period


         PLUS OR MINUS


         A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (B) IS:

         The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period


         PLUS OR MINUS


         The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE (C) IS:

         The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.35% of the daily net asset value of the subaccount.

--------------------------------------------------------------------------------
ASSUMED INTEREST RATE

         ASSUMED INTEREST RATES OF 3% OR 5% ARE INCLUDED IN THE ANNUITY TABLES IN THE CONTRACTS. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate on an annual basis is equal to the assumed interest rate you have selected, annuity payments will be level.

--------------------------------------------------------------------------------
VALUATION PERIOD

         Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

--------------------------------------------------------------------------------
PERFORMANCE DATA

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN

         Although the subaccounts of the Separate Account were not available until the effective date of this registration statement, the returns calculated below reflect a hypothetical return as if the sub-accounts had invested in the underlying funds for the indicated periods.

         Table 1 shows the average annual rates of total return on hypothetical investments of $1,000, through the Separate Account, in funds of Penn Series Funds, Inc., Neuberger and Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund and Fidelity Investments' Variable Insurance Products Fund II, and Morgan Stanley Universal Funds, Inc. for the periods ended December 31, 1997 and assume withdrawal of the investments at the end of the period.

--------------------------------------------------------------------------------


TABLE 1

                                                                  AVERAGE ANNUAL TOTAL RETURN
                                                   ---------------------------------------------------------

                                                                  FROM        TEN        FIVE          ONE
                                                               INCEPTION     YEARS       YEARS        YEAR
                                                   INCEPTION    THROUGH      ENDED       ENDED        ENDED
FUND (MANAGER)                                      DATE*       12/31/97   12/31/97    12/31/97     12/31/97
--------------                                      ------      --------   --------    --------     --------
Growth Equity (a)................................     06/01/83
     (Independence Capital)

Value Equity (a).................................     03/17/87
     (OpCap)
Small-Cap Fund...................................     03/01/95
     (OpCap)
Emerging Growth Fund (a)(f)......................     05/01/97
     (RS Investment Management)
Flexibly Managed (a).............................     07/31/84
     (T. Rowe Price)
International Equity (a).........................     11/01/92
     (Vontobel)
Quality Bond (a).................................     03/17/87
     (Independence Capital)
High Yield Bond (a)..............................     08/06/84
     (T. Rowe Price)
Balanced Portfolio (b)...........................     02/28/89
     (Neuberger & Berman)
Limited Maturity Bond Portfolio (b)..............     09/10/84
     (Neuberger & Berman)
Partners Portfolio (b)...........................     03/22/94
     (Neuberger & Berman)
Equity-Income Portfolio (c)......................     10/09/86
     (Fidelity Investments)
Growth Portfolio (c).............................     10/09/86
     (Fidelity Investments)
Asset Manager Portfolio (d)......................     09/06/89
     (Fidelity Investments)
Index 500 (d)....................................     08/27/92
     (Fidelity Investments)
Emerging Markets Equity (International) (e)......     10/01/96
     (Morgan Stanley)

--------------
*    REPRESENTS THE DATE THE UNDERLYING FUND WAS ESTABLISHED.
(A)  PENN SERIES FUNDS, INC.
(B)  NEUBERGER AND BERMAN ADVISERS MANAGEMENT TRUST
(C)  VARIABLE INSURANCE PRODUCTS FUND
(D)  VARIABLE INSURANCE PRODUCTS FUND II
(E)  MORGAN STANLEY UNIVERSAL FUNDS, INC.
(F)  AVERAGE ANNUAL TOTAL RETURN FOR PERIOD MAY 1, 1997 TO DECEMBER 31, 1997


     The average annual rates of total return shown in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1 + T) n = ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the withdrawal value at the end of the periods shown. The annual contract administration charge is reflected assuming an anticipated average Contract Value and assuming that the Contract Value is allocated equally across all available subaccounts by an average contract owner. The performance information in Table 1 is calculated in accordance with the standard formula prescribed by the Securities and Exchange Commission.

--------------------------------------------------------------------------------


     Table 2 below shows the average annual rates of return on hypothetical initial investments of $1,000, through the Separate Account, in funds of the Penn Series Funds, Inc., Neuberger and Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II, and Morgan Stanley Universal Funds, Inc. for the periods ended December 31, 1997 and assumes the investments are not withdrawn at the end of the period.

--------------------------------------------------------------------------------
Table 2


                                                              AVERAGE ANNUAL TOTAL RETURN
                                                  ----------------------------------------------------------

                                                                 FROM        TEN         FIVE          ONE
                                                              INCEPTION     YEARS        YEARS        YEAR
                                                   INCEPTION   THROUGH       ENDED       ENDED        ENDED
FUND (MANAGER)                                       DATE*    12/31/97     12/31/97    12/31/97     12/31/97
--------------                                    ----------  --------     --------    --------     --------
Growth Equity (a)..............................     06/01/83
     (Independence Capital)
Value Equity (a)...............................     03/17/87
     (OpCap)
Small-Cap Fund.................................     03/01/95
     (OpCap)
Emerging Growth Fund (a)(f)....................     05/01/97
     (RS Investment Management)
Flexibly Managed (a)...........................     07/31/84
     (T. Rowe Price)
International Equity (a).......................     11/01/92
     (Vontobel)
Quality Bond (a)...............................     03/17/87
     (Independence Capital)
High Yield Bond (a)............................     08/06/84
     (T. Rowe Price)
Balanced Portfolio (b).........................     02/28/89
     (Neuberger & Berman)
Limited Maturity Bond Portfolio (b)............     09/10/84
     (Neuberger & Berman)
Partners Portfolio (b).........................     03/22/94
        (Neuberger & Berman)
Equity-Income Portfolio (c)....................     10/09/86
     (Fidelity Investments)
Growth Portfolio (c)...........................     10/09/86
     (Fidelity Investments)
Asset Manager Portfolio (d)....................     09/06/89
     (Fidelity Investments)
Index 500 (d)..................................     08/27/92
     (Fidelity Investments)
Emerging Markets Equity (International) (e)....     10/01/96
     (Morgan Stanley)

-------------
*    REPRESENTS THE DATE THE UNDERLYING FUND WAS ESTABLISHED.
(A)  PENN SERIES FUNDS, INC.
(B)  NEUBERGER AND BERMAN ADVISERS MANAGEMENT TRUST
(C)  VARIABLE INSURANCE PRODUCTS FUND
(D)  VARIABLE INSURANCE PRODUCTS FUND II
(E)  MORGAN STANLEY UNIVERSAL FUNDS, INC.
(F)  AVERAGE ANNUAL TOTAL RETURN FOR PERIOD MAY 1, 1997 TO DECEMBER 31, 1997

--------------------------------------------------------------------------------

     Table 3 below shows the average annual rates of return on hypothetical initial investments of $10,000, through the Separate Account, in funds of the Penn Series Funds, Inc., Neuberger and Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II, and Morgan Stanley Universal Funds, Inc. for the periods ended December 31, 1997 and assumes the investments are not withdrawn at the end of the period.

--------------------------------------------------------------------------------
Table 3

                                                               AVERAGE ANNUAL TOTAL RETURN
                                                ------------------------------------------------------------
                                                                 FROM         TEN         FIVE         ONE
                                                              INCEPTION      YEARS       YEARS        YEAR
                                                   INCEPTION   THROUGH        ENDED      ENDED        ENDED
FUND (MANAGER)                                      DATE*      12/31/97     12/31/97    12/31/97    12/31/97
--------------                                  ------------   --------     --------    --------    --------
Growth Equity (a)..........................         06/01/83
     (Independence Capital)
Value Equity (a)...........................         03/17/87
     (OpCap)
Small-Cap Fund.............................         03/01/95
     (OpCap)
Emerging Growth Fund (a)(f)................         05/01/97
     (RS Investment Management)
Flexibly Managed (a).......................         07/31/84
     (T. Rowe Price)
International Equity (a)...................         11/01/92
     (Vontobel)
Quality Bond (a)...........................         03/17/87
     (Independence Capital)
High Yield Bond (a)........................         08/06/84
     (T. Rowe Price)
Balanced Portfolio (b).....................         02/28/89
     (Neuberger & Berman)
Limited Maturity Bond Portfolio (b)........         09/10/84
     (Neuberger & Berman)
Partners Portfolio (b).....................         03/22/94
        (Neuberger & Berman)
Equity-Income Portfolio (c)................         10/09/86
     (Fidelity Investments)
Growth Portfolio (c).......................         10/09/86
     (Fidelity Investments)
Asset Manager Portfolio (d)................         09/06/89
     (Fidelity Investments)
Index 500 (d)..............................         08/27/92
     (Fidelity Investments)
Emerging Markets Equity (International) (e)         10/01/96
     (Morgan Stanley)

--------------
*    REPRESENTS THE DATE THE UNDERLYING FUND WAS ESTABLISHED.
(A)  PENN SERIES FUNDS, INC.
(B)  NEUBERGER AND BERMAN ADVISERS MANAGEMENT TRUST
(C)  VARIABLE INSURANCE PRODUCTS FUND
(D)  VARIABLE INSURANCE PRODUCTS FUND II
(E)  MORGAN STANLEY UNIVERSAL FUNDS, INC.
(F)  AVERAGE ANNUAL TOTAL RETURN FOR PERIOD MAY 1, 1997 TO DECEMBER 31, 1997

     The average annual rates of total return shown in Tables 2 and 3 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the Contract Value at the end of the periods shown, in accordance with the following formula:
P(1 + T) n = FV. In the formula, P is a hypothetical investment of $1,000 in Table 2 and $10,000 in Table 3; T is the average annual total return; n is the number of years; and FV is the Contract Value at the end of the periods shown. The annual contract administrative charge is reflected assuming an anticipated average Contract Value and assuming that the average Contract Value is allocated equally across all available subaccounts by an average contract owner. The average annual rates of total returns reflect all recurring charges, but do not reflect the contingent deferred sales charge ranging from 7% to 1% which, if applicable, would reduce the amount that may be withdrawn under the Contract. The performance information in Tables 2 and 3 is not calculated in accordance with the standard formula prescribed by the Securities and Exchange Commission.

--------------------------------------------------------------------------------
YIELDS (MONEY MARKET FUND)

     From time to time, advertisements and sales literature may quote the current or effective yield of the Money Market subaccount.

     [SUPPLY CURRENT YIELD]

     The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one accumulation unit of the subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of 1%. The hypothetical charge reflects deductions from contract owners' accounts in proportion to the length of the base period. The annual contract administrative charge is reflected assuming an anticipated average Contract Value and assuming that the average Contract Value is allocated equally across all available subaccounts by an average contract owner.

     The effective yield is obtained by taking the base period return as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(base period return + 1) 365/7] -1.

     The yields do not reflect the contingent deferred sales charge ranging from 7% to 1%. The deferred sales charge may or may not be applicable to a withdrawal from a Contract, depending on when the withdrawal is made.

     THE YIELDS ON AMOUNTS HELD IN THE MONEY MARKET SUBACCOUNT NORMALLY WILL FLUCTUATE ON A DAILY BASIS. THEREFORE, THE STATED YIELDS FOR ANY GIVEN PERIOD ARE NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS.

                        -------------------------------

     THE PERFORMANCE INFORMATION SET FORTH ABOVE IS FOR PAST PERFORMANCE OF THE FUNDS, ASSUMING THE SUBACCOUNTS OF THE SEPARATE ACCOUNT HAD INVESTED IN THE FUNDS FROM THEIR INCEPTION, AND IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES

     The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS

     Hornor, Townsend & Kent, Inc., a wholly owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"), serves as principal underwriter of the Contracts. The address of Hornor, Townsend & Kent, Inc. is 600 Dresher Road, Horsham, PA 19044.

     The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. TOTAL COMMISSIONS ON PURCHASE PAYMENTS MADE UNDER THE CONTRACT WILL NOT EXCEED 7% AND TRAILER COMMISSIONS BASED ON A PERCENTAGE OF CONTRACT VALUE MAY BE PAID. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

--------------------------------------------------------------------------------
CUSTODIAN

     The Company is custodian of the assets held in the Separate Account.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS

     Ernst & Young serves as independent auditors of The Penn Mutual Life Insurance Company and Penn Mutual Variable Annuity Account III. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA.

     The consolidated financial statements of the Penn Mutual Life Insurance Company at December 31, 1997, and for the year then ended, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young, independent auditors, and at December 31, 1996, and for each of the two years in the period ended December 31, 1996, by PricewaterhouseCoopers LLP, independent auditors, as set forth in their respective reports thereon appearing herein, and are included in reliance upon such reports given upon the authority of such firms as experts in accounting and auditing.

--------------------------------------------------------------------------------
LEGAL MATTERS

     Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts. Their offices are located at 1701 Market Street, Philadelphia, PA.

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

     The consolidated financial statements of Penn Mutual are set forth on the following pages. The consolidated financial statements of Penn Mutual should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Contracts.


--------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a) Financial Statements included in Part B:

             [Financial Statements for Year Ended December 31, 1998 will be filed by amendment.]

         (b) Exhibits

              1. (a) Resolutions of Executive Committee of Board of Trustees
                     of The Penn Mutual Life Insurance Company authorizing the establishment of the Registrant. Previously filed as
                     Exhibit 1(a) to this Registration Statement filed on September 3, 1998 (Accession No. 0001036050-98-001504) and
                     incorporated herein by reference.

             2.      Not applicable

             3.  (a) Sales Support Agreement between The Penn Mutual Life
                     Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Previously filed as
                     Exhibit 3(a) to this Registration Statement on November 30, 1998 (Accession No. 0001036050-98-002055) and incorporated herein by reference.

                 (b) Form of Distribution Agreement between The Penn Mutual Life
                     Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Previously filed as
                     Exhibit 3(b) to this Registration Statement on November 30, 1998 (Accession No. 0001036050-98-002055) and incorporated herein by reference.

                (c) Form of Agent's Agreement relating to broker-dealer
                    supervision. Previously filed as Exhibit 3(c) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98- 001504) and incorporated herein by reference.

                (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Previously filed as Exhibit 3(d) to this Registration Statement on November 30, 1998 (Accession No. 0001036050-98-002055) and incorporated herein by reference.

                (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Previously filed as Exhibit 3(e) to this Registration Statement on November 30, 1998 (Accession No. 0001036050-98-002055) and incorporated herein by reference.

                (f) Form of Addendum (Form 98-1) toBroker-Dealer Selling
                    Agreement. Previously filed as Exhibit 3(f) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98- 001504) and incorporated herein by reference.

            4.  (a) Individual Variable and Fixed Annuity Contract (Form
                    VAA-98). Previously filed as Exhibit 4(a) to this Registration Statement on November 30, 1998 (Accession No. 0001036050-98-002055) and incorporated herein by reference.

                (b) Rider -- Guaranteed Minimum Death Benefit -- Rising Floor
                    (GDBRF-98). Previously filed as Exhibit 4(b) to this Registration Statement on November 30, 1998 (Accession No. 0001036050-98-002055) and incorporated herein by reference.

                 (c) Rider -- Guaranteed Minimum Death Benefit -- Step Up
                     (GDBSU-98). Previously filed as Exhibit 4(c) to this Registration Statement on November 30, 1998 (Accession No. 0001036050- 98-002055) and incorporated herein by reference.

                 (d) Endorsement No. 1534-96 to Individual Variable and Fixed
                     Annuity Contract. Previously filed as Exhibit 4(d) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98-001504) and incorporated herein by reference.

                 (e) Endorsement No. 1542-97 to Individual Variable and Fixed
                     Annuity Contract. Previously filed as Exhibit 4(e) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98-001504) and incorporated herein by reference.

                 (f) Endorsement No. 1536-98 to Individual Variable and Fixed
                     Annuity Contract is filed herewith.

              5. Application (Form PM5790) for Individual Variable Annuity Contract. Previously filed as Exhibit 5 to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98- 001504) and incorporated herein by reference.

              6. (a) Charter of The Penn Mutual Life Insurance Company (May
                     1983). Previously filed as Exhibit 6(a) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98- 001504) and incorporated herein by reference.

                 (b) By-laws of The Penn Mutual Life Insurance Company, as
                     amended through February 21, 1997. Previously filed as
                     Exhibit 6(b) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98-001504) and incorporated herein by reference.

              7.        None

              8. (a) Fund Participation Agreement among The Penn Mutual Life Insurance Company, TCI Portfolios, Inc.(renamed American Century Variable Portfolios, Inc.) and Investors Research Corporation (renamed American Century Investment Management, Inc.). Previously filed as
                        Exhibit 8(a) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98-001504) and
                        incorporated herein by reference.

                 (b)(1) Form of Sales Agreement between The Penn Mutual Life
                        Insurance Company and Neuberger & Berman Advisers Management Trust. Previously filed as Exhibit 8(b)(1) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98-001504) and incorporated herein by reference.

                 (b)(2) Form of Assignment and Modification Agreement between
                        Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Previously filed as Exhibit 8(b)(2) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98-001504) and incorporated herein by reference.

                 (b)(3) Amendment to Fund Participation Agreement between The
                        Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Previously filed as
                        Exhibit 8(b)(3) to Post-Effective Amendment No.5 to the Registration Statement of Penn Mutual Variable Life Account I (File No. 33-54662) on April 30, 1997 (CIK No. 0000950109 & Accession No. 0000950109-97-003328) and
                        incorporated herein by reference.

                 (c) Form of Sales Agreement between The Penn Mutual Life
                     Insurance Company and Penn Series Funds, Inc. Previously filed as Exhibit 8(c) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98-001504) and
                     incorporated herein by reference.

                 (d) Form of Participation Agreement between The Penn Mutual
                     Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Previously filed as Exhibit


                 (e) Form of Participation Agreement between The Penn Mutual
                     Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Previously filed as
                     Exhibit 8(e) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98-001504) and incorporated herein by reference.

                 (f) Participation Agreement between The Penn Mutual Life
                     Insurance Company, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Previously filed as Exhibit 8(f) to Post-Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I (33-83120) on April 30, 1998 (CIK No. 0000928880 & Accession No. 0000950109-97-003327) and incorporated herein by reference.

              9 Opinion and Consent of Franklin L. Best, Esq., Associate General Counsel of The Penn Mutual Life Insurance Company. Previously filed as Exhibit 9 to this Registration Statement on November 30, 1998 (Accession No. 0001036050-98-002055) and incorporated herein by reference.

             10. (a) Consent of Ernst & Young LLP.  [To be filed by Amendment.]

                 (b) Consent of PricewaterhouseCoopers LLP. [To be filed by
                     Amendment.]

                 (c) Consent of Morgan, Lewis & Bockius LLP is filed herewith.

             11.     Not applicable.

             12.     Not applicable.

             13. Schedule of Computation of Performance Quotations. [To be filed by Amendment].

             14. (a) Powers of Attorney of Trustees (except Ms. Bloch and
                     Messrs. Notebaert and Rock). Previously filed as Exhibit 14(a) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (2- 77283) on April 29, 1997 (CIK No. 0000702184 & Accession No. 00001021408-97-000161) and
                     incorporated herein by reference.

                 (b) Powers  of Attorney of Edmond F. Notebaert and Robert H.
                     Rock. Previously filed as Exhibit 14(b) to Post Effective Amendment No. 24 to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (2-77283) on April 24, 1998 (CIK No. 0000702184 & Accession No. 000095109-98- 002717) and incorporated herein by reference.

                 (c) Power of Attorney of Ms. Julia Chang Bloch. Previously
                     filed as Exhibit 14(c) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98-001504) and
                     incorporated herein by reference.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

         The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.

ROBERT E. CHAPPELL                            ANN M. STROOTMAN
Chairman of the Board and Chief               Vice President and Controller
Executive Officer and Member of
the Board of Trustees

DANIEL J. TORAN                               ROBERT P. DAVIS
President and Chief Operating                 Vice President and Chief Actuary
Officer and Member of the Board of
Trustees

NANCY S. BRODIE                               FREDERICK M. ROCKOVAN
Executive Vice President and Chief            Vice President, Insurance Service
Financial Officer

LARRY L. MAST                                 RICHARD F. PLUSH
Executive Vice President, Sales and           Vice President, Products and
Marketing                                     Programs

PETER M. SHERMAN                              JAMES MCELWAIN
Executive Vice President and                  Assistant Vice President,
Chief Investment Officer                      Retirement and Investment Sales
                                              Operations

HAROLD E. MAUDE, JR.                          STEVEN M. HERZBERG
Senior Vice President,                        Assistant Vice President
Independence Financial Network                and Treasurer

JOHN M. ALBANESE                              LAURA RITZKO
Senior Vice President, Customer               Secretary
Service and Information Systems

         The business address of the director and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                    PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES

Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
The Penn Insurance and                  Life Insurance and Annuities                Delaware
Annuity Company

Independence Capital                    Investment Adviser                          Pennsylvania
Management, Inc.

Penn Janney Fund, Inc.                  Investments                                 Pennsylvania

INDEPENDENCE SQUARE                     Holding Company                             Pennsylvania
PROPERTIES, INC.

The Pennsylvania Trust                  Trust Company                               Pennsylvania
Company

                      INDEPENDENCE SQUARE PROPERTIES, INC.
                            WHOLLY-OWNED SUBSIDIARIES

Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
INDEPRO CORPORATION                     Real Estate Investment                      Delaware

WPI Investment Company                  Real Estate Investment                      Delaware

Hornor, Townsend & Kent,                Registered Broker-Dealer and                Pennsylvania
Inc.                                    Investment Adviser

Penn Tallahassee                        Real Estate Investment                      Florida
Corporation

Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
JANNEY MONTGOMERY SCOTT                 Registered Broker-Dealer and                Delaware
INC.                                    Investment Adviser

                                                INDEPRO CORPORATION
                                             WHOLLY-OWNED SUBSIDIARIES

Indepro Property Fund I                 Real Estate Investment                      Delaware
Corporation

Indepro Property Fund II                Real Estate Investment                      Delaware
Corporation

Commons One Corporation                 Real Estate Investment                      Delaware

West Hazleton, Inc.                     Real Estate Investment                      Delaware

                                           JANNEY MONTGOMERY SCOTT, INC.
                                             WHOLLY-OWNED SUBSIDIARIES

Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
Addison Capital                         Investment Adviser                          Pennsylvania
Management, Inc.
JMS Resources, Inc.                     Oil and Gas Development                     Pennsylvania
JMS Investor Services, Inc.             Insurance Sales                             Delaware

ITEM 27. NUMBER OF CONTRACT OWNERS

         As of March 31, 1999, there were _____ owners of Contracts issued under tax retirement plans and _____ owners of Contracts issued other than under tax qualified retirement plans.

ITEM 28. INDEMNIFICATION

         Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Post-Effective Amendment No. 12 to this Registration Statement and are incorporated in this Post-Effective Amendment by reference.

         Pennsylvania law (15 Pa. C.S.A. Sections 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

         Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

         Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

         Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant.

         Hornor Townsend & Kent, Inc. serves as principal underwriter for Addison Capital Shares, Inc., a registered investment company.

         Hornor, Townsend & Kent, Inc. - Directors and Officers

         John J. Gray, Director and Chairman of the Board
         Larry L. Mast, Director
         Nina M. Mulrooney, Director
         Norman T. Wilde, Jr., Director
         Daniel J. Toran, Director
         Ronald C. Zimmerman, President and Chief Executive Officer

         Michael D. Sweeney, Assistant Vice President,
         Director of Compliance and Secretary
         Edward G. Pecelli - Assistant Vice President, Director of Sales and
           Marketing
         Laura M. Ritzko, Assistant Secretary
         Henry S. Buck, Assistant Vice President and Assistant Treasurer Barbara S. Wood, Senior Vice President, Finance and Treasurer Joseph R. Englert, Assistant Vice President, Director of Operations Franklin L. Best, Jr., Counsel
         Constance Flaville, Assistant Secretary

         The principal business address of Messrs. Gray and Wilde is Janney, Montgomery, Scott Inc., 1801 Market Street, Philadelphia, Pennsylvania. The principal business address of Mses. Mulrooney and Ritzko and Messrs. Mast, Toran and Best is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172. The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940 is as follows:

         The Penn Mutual Life Insurance Company
         600 Dresher Road
         Horsham, Pennsylvania  19044

ITEM 31. MANAGEMENT SERVICES

         See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

         The Penn Mutual Life Insurance Company hereby undertakes:

         (a) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

         (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

             Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

             The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized, in the Township of Horsham and Commonwealth of Pennsylvania on this 22nd day of February, 1999.


                               PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                      (Registrant)


                               By: THE PENN MUTUAL LIFE INSURANCE COMPANY
                                      (Depositor)


                               By: /s/ Robert E. Chappell
                                   ---------------------------------------
                                        Robert E. Chappell
                                        Chairman of the Board of Trustees
                                        and Chief Executive Officer


         As required by the Securities Act of 1933, this Post-Effective Amendment #1 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 22nd day of February, 1999.


Signature                                      Title
---------                                      -----

/s/ Robert E. Chappell                         Chairman of the Board of Trustees
Robert E. Chappell                             and Chief Executive Officer

/s/ Nancy S. Brodie                            Executive Vice President and
Nancy S. Brodie                                Chief Financial Officer

*JULIA CHANG BLOCH                             Trustee

*JAMES A. HAGEN                                Trustee

*PHILLIP E. LIPPINCOTT                         Trustee

*JOHN F. MCCAUGHAN                             Trustee

*ALAN B. MILLER                                Trustee

*EDMOND F. NOTEBAERT                           Trustee

*ROBERT H. ROCK                                Trustee

*DANIEL J. TORAN                               Trustee

*NORMAN T. WILDE, JR.                          Trustee

*WESLEY S. WILLIAMS, JR.                       Trustee

*By: /s/ Robert E. Chappell
     -------------------------------------
     Robert E. Chappell, attorney-in-fact


                                  EXHIBIT INDEX


     EX.00 B 4.  (f) Endorsement No. 1536-98 to Individual Variable and Fixed
                     Annuity Contract.

     EX.99 B 10. (c) Consent of Morgan, Lewis & Bockius LLP.